Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Rent Expenses by Business Segment

The Company leases real estate and equipment under cancelable and non-cancelable arrangements. The following table sets forth rent expense by business segment (in thousands):

	Year ended December 31,
	2013	2012	2011
Hospital division:
Buildings:
Ventas	$107,431	$101,831	$94,320
Other landlords	62,265	66,430	52,717
Equipment	32,491	32,119	28,717
	202,187	200,380	175,754
Nursing center division:
Buildings:
Ventas	49,414	47,668	45,819
Other landlords	38,666	36,368	36,030
Equipment	9,042	7,997	7,459
	97,122	92,033	89,308
Rehabilitation division:
Skilled nursing rehabilitation services:
Buildings	1,311	1,289	817
Equipment	3,415	4,153	5,567
	4,726	5,442	6,384
Hospital rehabilitation services:
Buildings	37	52	120
Equipment	69	88	108
	106	140	228
Care management division:
Buildings	4,513	2,754	1,199
Equipment	588	386	167
	5,101	3,140	1,366
Corporate:
Buildings	2,120	2,242	3,356
Equipment	164	187	144
	2,284	2,429	3,500
	$311,526	$303,564	$276,540

Future Minimum Payments under Noncancelable Operating Leases

NOTE 11 – LEASES (Continued)

Future minimum payments under non-cancelable operating leases are as follows (in thousands):

	Minimum payments
	Ventas	Other	Total
2014	$206,864	$100,063	$306,927
2015	174,415	88,643	263,058
2016	176,315	81,604	257,919
2017	178,262	65,290	243,552
2018	143,957	54,322	198,279
Thereafter	607,446	263,550	870,996

Current Lease Renewals under Master Lease Agreements

Following the exit of the 2013 Expiring Facilities, the Company will lease 45 nursing centers and 38 TC hospitals from Ventas within eight separate renewal bundles.  Except as noted below, each bundle may be renewed for at least one five-year renewal term, provided notice of renewal is provided between 12 and 18 months prior to the expiration of the lease term.  The following chart sets forth the current lease renewals under the existing Master Lease Agreements:

				Facility renewals
Renewal group	Master lease	Expiration date	Renewal date	Nursing centers	TC hospitals	Renewal bundles
Group 1	1, 2, 4	April 30, 2018	October 31, 2016 – April 29, 2017	19	6	3
Group 2	1, 2	April 30, 2020	October 31, 2018 – April 29, 2019	15	3	2
Group 3	5	April 30, 2023	October 31, 2021 – April 29, 2022	−	10	1
Group 4	5	April 30, 2025	October 31, 2023 – April 29, 2024	11	19	2